SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Subsidiaries U.S.	Dec. 31, 2013 Subsidiaries China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)					48.00%	11.00%
Cash and cash equivalents	$ 107,773,000	$ 179,584,000	$ 301,626,000	$ 351,507,000	$ 51,300,000	$ 11,500,000
Restricted Cash:
Short-term restricted cash	9,822,000	13,806,000
Long-term restricted cash	$ 4,900,000	$ 5,800,000